UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2011


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2011

                                                                      (Form N-Q)

48460-0212                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

December 31, 2011 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: DEPFA Bank plc or Dexia Credit Local.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the Texas Permanent School Fund.

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1  | USAA Tax Exempt Long-Term Fund
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PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD      Community College District
EDA      Economic Development Authority
EDC      Economic Development Corp.
ETM      Escrowed to final maturity
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District
PRE      Prerefunded to a date prior to maturity
USD      Unified School District

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                                                  Portfolio of Investments |   2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
December 31, 2011 (unaudited)

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON             FINAL           VALUE
(000)       SECURITY                                             RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (90.9%)

            ALABAMA (0.9%)
$   4,245   Chatom IDB (INS)                                     5.00%        8/01/2037      $    4,537
    1,000   Marshall County Health Care Auth.                    6.25         1/01/2022           1,012
    1,500   Marshall County Health Care Auth.                    5.75         1/01/2032           1,513
    1,150   Marshall County Health Care Auth.                    5.75         1/01/2032           1,160
    2,500   Montgomery Medical Clinic Board                      4.75         3/01/2031           2,303
    2,500   Montgomery Medical Clinic Board                      4.75         3/01/2036           2,186
    7,000   Port Auth.                                           6.00        10/01/2035           7,591
    2,000   Selma IDB                                            5.80         5/01/2034           2,069
                                                                                             ----------
                                                                                                 22,371
                                                                                             ----------
            ARIZONA (1.9%)
    5,000   Goodyear                                             5.63         7/01/2039           5,255
    7,000   Maricopa County                                      5.00         6/01/2035           7,478
    1,000   Phoenix Civic Improvement Corp.,
              5.50%, 7/01/2013 (INS)                             4.65 (a)     7/01/2029           1,070
    1,500   Phoenix Civic Improvement Corp.,
              5.50%, 7/01/2013 (INS)                             4.66 (a)     7/01/2030           1,592
    4,000   Pima County IDA                                      5.75         9/01/2029           4,148
    3,000   Pima County IDA                                      5.25        10/01/2040           3,026
    3,500   Scottsdale IDA                                       5.25         9/01/2030           3,528
    9,325   Univ. Medical Center Corp.                           5.00         7/01/2035           9,030
    2,000   Yavapai County IDA                                   5.63         8/01/2033           1,990
    7,500   Yavapai County IDA                                   5.63         8/01/2037           7,311
                                                                                             ----------
                                                                                                 44,428
                                                                                             ----------
            CALIFORNIA (6.6%)
    6,700   Corona-Norco USD (INS)                               5.50         8/01/2039           7,231
    2,500   Escondido Union High School District (INS)           5.00         6/01/2037           2,530
    2,410   Golden State Tobacco Securitization (INS)            4.55         6/01/2022           2,411
    5,000   Golden State Tobacco Securitization (INS)            4.60         6/01/2023           5,023
    5,000   Indio Redevelopment Agency                           5.25         8/15/2035           4,471
   17,025   Inland Empire Tobacco Securitization Auth.           5.75         6/01/2026          12,739
    2,000   Jurupa Public Finance Auth. (INS)                    5.00         9/01/2033           2,049
    3,000   Monterey Peninsula USD (INS)                         5.50         8/01/2034           3,291
   15,000   Palomar Pomerado Health                              5.13         8/01/2037          15,181
    1,860   Paramount USD                                        6.82 (b)     8/01/2034             465
    2,000   Paramount USD                                        6.86 (b)     8/01/2035             469
    2,750   Paramount USD                                        6.88 (b)     8/01/2036             602
    2,750   Paramount USD                                        6.90 (b)     8/01/2037             563
    9,105   Public Works Board                                   5.00        11/01/2029           9,766
    2,500   Public Works Board                                   5.00        12/01/2029           2,574
    2,610   Public Works Board                                   5.00         4/01/2030           2,638
    2,000   Public Works Board                                   5.00        10/01/2030           2,050
    1,110   Public Works Board                                   5.00        10/01/2031           1,130
    2,000   Public Works Board                                   5.00        12/01/2031           2,029
    4,810   San Francisco City and County Redevelopment
              Financing Auth. (INS)                              4.88         8/01/2036           4,333
    3,000   San Marcos Schools Financing Auth. (INS)             5.00         8/15/2040           3,131

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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON             FINAL           VALUE
(000)       SECURITY                                             RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------
$   5,000   Southern California Public Power Auth.               5.00%        7/01/2040      $    5,289
   24,700   State                                                4.50         8/01/2030          24,951
    5,000   State                                                5.75         4/01/2031           5,611
    8,100   State                                                5.00         2/01/2032           8,305
    6,000   State                                                5.00        11/01/2032           6,235
    5,000   State                                                5.00        12/01/2032           5,198
    8,885   Stockton USD (INS)                                   7.33 (b)     8/01/2034           2,269
    2,500   Victor Elementary School District (INS)              5.13         8/01/2034           2,633
    5,180   Washington Township Health Care Dist.                5.25         7/01/2030           5,354
    5,000   Washington Township Health Care Dist.                5.50         7/01/2038           5,145
                                                                                             ----------
                                                                                                155,666
                                                                                             ----------
            COLORADO (2.1%)
    3,500   Denver Convention Center Hotel Auth. (INS)           4.75        12/01/2035           3,081
    3,000   Denver Health and Hospital Auth. (PRE)               6.25        12/01/2033           3,496
   15,765   Denver Health and Hospital Auth.                     4.75        12/01/2034          13,852
    2,000   E-470 Public Highway Auth.                           5.38         9/01/2026           2,021
   10,000   E-470 Public Highway Auth. (INS)                     5.06 (b)     9/01/2035           1,872
    1,000   Eagle Bend Metropolitan District No. 2 (INS)         5.25        12/01/2023           1,013
    4,000   Health Facilities Auth. (INS)                        5.50        12/01/2027           3,964
    3,500   Health Facilities Auth.                              5.00         6/01/2029           3,478
    3,000   Health Facilities Auth.                              5.25         6/01/2031           3,018
    2,000   Health Facilities Auth.                              5.00         6/01/2035           1,914
    2,500   Health Facilities Auth.                              5.25         6/01/2036           2,461
    8,250   State (INS)                                          5.00        11/01/2030           8,468
    2,000   Vista Ridge Metropolitan District (INS)              5.00        12/01/2036           1,522
                                                                                             ----------
                                                                                                 50,160
                                                                                             ----------
            CONNECTICUT (1.3%)
    2,500   Health and Educational Facilities
              Auth. (INS)                                        5.13         7/01/2030           2,362
    2,000   Health and Educational Facilities Auth.              5.00         7/01/2035           2,127
   64,950   Mashantucket (Western) Pequot
              Tribe, acquired 9/18/1997-12/05/2002;
              Cost $62,996 (c),(d),(e)                           5.75         9/01/2027          23,959
    1,500   Mashantucket (Western) Pequot Tribe, acquired
              11/07/2001; Cost $1,435 (c),(d),(e)                5.50         9/01/2028             552
    7,500   Mashantucket (Western) Pequot Tribe, acquired
              7/19/2006-7/20/2006; Cost $7,683
              (c),(d),(e)                                        5.50         9/01/2036           2,752
                                                                                             ----------
                                                                                                 31,752
                                                                                             ----------
            DELAWARE (0.2%)
    4,000   EDA                                                  5.40         2/01/2031           4,288
                                                                                             ----------
            DISTRICT OF COLUMBIA (1.8%)
   10,000   Community Academy Public Charter School,
              Inc. (INS)                                         4.88         5/01/2037           7,299
    7,500   Metropolitan Washington Airports Auth.               5.13        10/01/2034           8,033
    5,000   Metropolitan Washington Airports Auth.               5.00        10/01/2039           5,375
   10,000   Metropolitan Washington Airports Auth.               5.63        10/01/2039          10,993
   10,000   Washington Convention & Sports Auth.                 5.00        10/01/2040          10,195
                                                                                             ----------
                                                                                                 41,895
                                                                                             ----------

           FLORIDA (6.9%)
  19,000   Brevard County School Board (INS)                     5.00         7/01/2032          19,688
   7,000   Broward County School Board (INS)                     5.00         7/01/2032           7,153
   1,675   Department of Children and Family Services            5.00        10/01/2025           1,763
   2,450   Gainesville                                           5.25        10/01/2034           2,690
   1,725   Hillsborough County IDA                               5.50        10/01/2023           1,777
   4,000   JEA Water & Sewer System                              5.00        10/01/2039           4,268
  11,125   Miami (INS)                                           5.25         7/01/2035          11,617

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                                                  Portfolio of Investments |   2
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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON             FINAL           VALUE
(000)       SECURITY                                             RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------
$   4,000   Miami (INS)                                          5.25%        7/01/2039      $    4,140
    6,875   Miami-Dade County                                    5.00        10/01/2029           7,220
    2,700   Miami-Dade County                                    5.00        10/01/2034           2,901
   23,205   Miami-Dade County                                    5.38        10/01/2035          24,530
    5,000   Miami-Dade County                                    5.00         7/01/2040           5,177
    2,000   Miami-Dade County School Board (INS)                 5.25         2/01/2027           2,190
    5,000   Miami-Dade County School Board (INS)                 5.00         5/01/2033           5,163
    5,000   Orange County (INS)                                  5.00        10/01/2031           5,148
    3,000   Orange County Health Facilities Auth.                5.25        10/01/2035           3,038
   10,000   Orange County Health Facilities Auth.                4.75        11/15/2036           9,557
   12,170   Orange County School Board (INS)                     5.00         8/01/2031          12,636
    2,000   Orange County School Board (INS)                     5.00         8/01/2032           2,076
    8,000   Orange County School Board (INS)                     5.50         8/01/2034           8,623
    3,000   Orlando-Orange County Expressway Auth.               5.00         7/01/2035           3,165
    8,000   Palm Beach County                                    5.00        10/01/2031           8,698
    3,650   Pinellas County Educational Facilities Auth.         6.00        10/01/2041           3,794
    6,000   Volusia County School Board (INS)                    5.00         8/01/2031           6,117
                                                                                             ----------
                                                                                                163,129
                                                                                             ----------
            GEORGIA (1.6%)
    3,500   Atlanta Airport                                      5.00         1/01/2035           3,663
   10,000   Burke County Dev. Auth.                              7.00         1/01/2023          11,937
    4,000   Dahlonega Downtown Dev. Auth. (INS)                  5.00         7/01/2040           4,270
    4,000   Glynn-Brunswick Memorial Hospital Auth.              5.63         8/01/2034           4,135
   10,000   Savannah EDA                                         6.15         3/01/2017          10,997
    1,000   Thomasville Hospital Auth.                           5.25        11/01/2035           1,026
    1,250   Thomasville Hospital Auth.                           5.38        11/01/2040           1,284
                                                                                             ----------
                                                                                                 37,312
                                                                                             ----------
            HAWAII (0.3%)
    6,000   State                                                6.50         7/01/2039           6,536
                                                                                             ----------
            IDAHO (0.1%)
    1,500   Health Facilities Auth. (INS)                        5.00         7/01/2035           1,572
                                                                                             ----------
            ILLINOIS (10.3%)
      520   Chicago (INS)                                        5.25         1/01/2029             533
    4,491   Chicago                                              6.75        12/01/2032           4,620
    3,445   Chicago-O'Hare International Airport (INS)           5.13         1/01/2020           3,453
    3,060   Chicago-O'Hare International Airport (INS)           5.13         1/01/2021           3,067
    5,000   Chicago-O'Hare International Airport                 5.75         1/01/2039           5,527
    2,000   Finance Auth.                                        5.00         4/01/2026           1,681
    5,000   Finance Auth.                                        5.50         8/15/2028           5,212
    2,500   Finance Auth. (INS)                                  5.75        11/01/2028           2,663
    5,000   Finance Auth.                                        7.25        11/01/2030           5,727
    4,500   Finance Auth.                                        5.00         4/01/2031           3,572
    7,565   Finance Auth.                                        5.50         4/01/2032           7,605
    8,000   Finance Auth.                                        6.00        10/01/2032           8,935
   14,875   Finance Auth.                                        4.50        11/15/2032          13,358
    5,000   Finance Auth.                                        5.75        10/01/2035           5,130
    9,000   Finance Auth.                                        5.00         4/01/2036           6,861
    3,770   Finance Auth.                                        5.50         4/01/2037           3,770
   20,000   Finance Auth.                                        5.38         8/15/2039          20,423
    1,205   Finance Auth.                                        5.25        10/01/2039           1,215
    9,785   Health Facilities Auth.                              5.50         8/01/2020          10,099
    9,445   Health Facilities Auth.                              5.25         9/01/2024           9,449
    2,500   Housing Dev. Auth.                                   4.85         1/01/2037           2,507
    5,000   Metropolitan Pier and Exposition Auth., 5.50%,
              6/15/2012 (INS)                                    5.50 (a)     6/15/2020           5,429
    2,500   Metropolitan Pier and Exposition Auth., 5.55%,
              6/15/2012 (INS)                                    5.55 (a)     6/15/2021           2,704
    8,000   Metropolitan Pier and Exposition Auth. (INS)         5.50         6/15/2023           8,225

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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON             FINAL           VALUE
(000)       SECURITY                                             RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------
$  10,000   Railsplitter Tobacco Settlement Auth.                5.50%        6/01/2023      $   11,089
   23,980   Regional Transportation Auth. (INS)                  5.75         6/01/2020          29,756
   37,550   Regional Transportation Auth. (INS)                  6.50         7/01/2030          48,898
    3,000   Schaumburg (INS)                                     5.25        12/01/2034           3,244
    1,000   Univ. of Illinois                                    5.13         4/01/2036           1,053
    7,676   Village of Gilberts (INS)                            4.75         3/01/2030           7,625
    1,500   Village of Round Lake (INS)                          4.70         3/01/2033           1,519
                                                                                             ----------
                                                                                                244,949
                                                                                             ----------
            INDIANA (0.7%)
    3,440   Finance Auth.                                        5.00        10/01/2033           3,557
    6,000   Indianapolis (INS)                                   5.50         1/01/2038           6,554
    7,500   Rockport (INS)                                       4.63         6/01/2025           7,568
                                                                                             ----------
                                                                                                 17,679
                                                                                             ----------
            IOWA (0.6%)
    1,000   Finance Auth. (INS)                                  5.25         5/15/2021           1,002
    3,495   Finance Auth. (INS)                                  5.25         5/15/2026           3,498
    5,000   Finance Auth. (INS)                                  4.75        12/01/2031           4,563
    5,000   Finance Auth. (INS)                                  5.00        12/01/2039           4,466
                                                                                             ----------
                                                                                                 13,529
                                                                                             ----------
            KANSAS (1.1%)
    9,000   Burlington (INS)                                     4.85         6/01/2031           9,181
    7,295   Wyandotte County                                     5.00        12/01/2020           7,651
   13,200   Wyandotte County                                     6.07 (b)     6/01/2021           8,401
                                                                                             ----------
                                                                                                 25,233
                                                                                             ----------

            KENTUCKY (0.7%)
    1,000   Economic Dev. Finance Auth. (INS)                    6.00        12/01/2033           1,082
    4,000   Economic Dev. Finance Auth. (INS)                    6.00        12/01/2038           4,286
    5,000   Municipal Power Agency (INS)                         5.00         9/01/2037           5,178
    4,000   Ohio County                                          6.00         7/15/2031           4,149
    2,000   Owen County                                          6.25         6/01/2039           2,142
                                                                                             ----------
                                                                                                 16,837
                                                                                             ----------

            LOUISIANA (1.8%)
    2,500   Lafayette Public Trust Financing Auth. (INS)         5.50        10/01/2035           2,695
    3,750   Local Government Environmental Facilities and
              Community Dev. Auth.                               6.50         8/01/2029           4,024
   25,000   Parish of St. John the Baptist                       5.13         6/01/2037          25,035
   10,000   Public Facilities Auth.                              5.00         6/01/2030          10,277
                                                                                             ----------
                                                                                                 42,031
                                                                                             ----------
            MARYLAND (0.6%)
    2,500   EDC                                                  6.20         9/01/2022           3,021
    5,000   Health and Higher Educational Facilities Auth.       5.75         1/01/2033           5,108
    6,000   Health and Higher Educational Facilities Auth.       5.75         1/01/2038           6,086
                                                                                             ----------
                                                                                                 14,215
                                                                                             ----------

            MASSACHUSETTS (1.0%)
    2,000   Development Finance Agency (INS)                     5.25         3/01/2026           2,033
   10,000   Health and Educational Facilities Auth.              6.25         7/01/2030          10,905
    3,500   Health and Educational Facilities Auth.              5.00         7/15/2032           3,219
    1,250   Health and Educational Facilities Auth.              5.00         7/01/2033           1,208
      500   Health and Educational Facilities Auth.              5.00         7/15/2037             444
    5,000   School Building Auth. (INS)                          4.75         8/15/2032           5,234
                                                                                             ----------
                                                                                                 23,043
                                                                                             ----------

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                                                  Portfolio of Investments |   4

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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON             FINAL           VALUE
(000)       SECURITY                                             RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------
            MICHIGAN (1.1%)
$  49,395   Building Auth. (INS)                                 5.01% (b)   10/15/2030      $   18,201
    4,500   Lansing Board of Water & Light                       5.00         7/01/2037           4,844
    3,000   Strategic Fund                                       5.63         7/01/2020           3,587
                                                                                             ----------
                                                                                                 26,632
                                                                                             ----------
            MINNESOTA (1.2%)
    4,000   Chippewa County                                      5.50         3/01/2037           3,935
    7,269   Higher Education Facilities Auth., acquired
              8/28/2006; cost $7,360 (c),(d)                     5.43         8/28/2031           7,302
    2,500   Higher Education Facilities Auth.                    5.00        10/01/2039           2,676
    3,000   St. Louis Park                                       5.75         7/01/2030           3,169
    2,000   Tobacco Securitization Auth.                         5.25         3/01/2031           2,061
   10,000   Washington County Housing and
              Redevelopment Auth.                                5.50        11/15/2027           9,611
                                                                                             ----------
                                                                                                 28,754
                                                                                             ----------
            MISSISSIPPI (0.5%)
    8,750   Warren County                                        4.80         8/01/2030           8,386
    3,000   Warren County                                        5.38        12/01/2035           3,041
                                                                                             ----------
                                                                                                 11,427
                                                                                             ----------
            MISSOURI (1.8%)
   25,000   Cape Girardeau County IDA                            5.00         6/01/2036          23,062
    1,000   Cape Girardeau County IDA                            5.75         6/01/2039           1,056
    8,000   Cass County                                          5.63         5/01/2038           7,635
    2,000   Dev. Finance Board                                   5.00         6/01/2035           2,027
    7,500   Health and Educational Facilities Auth.              5.50        11/15/2033           7,873
                                                                                             ----------
                                                                                                 41,653
                                                                                             ----------
            MONTANA (0.5%)
    6,500   Forsyth (INS)                                        4.65         8/01/2023           6,931
    5,000   Forsyth                                              5.00         5/01/2033           5,335
                                                                                             ----------
                                                                                                 12,266
                                                                                             ----------
            NEBRASKA (0.1%)
    2,250   Douglas County Hospital Auth.                        6.13         8/15/2031           2,432
                                                                                             ----------
            NEVADA (1.9%)
    4,000   Clark County (INS)                                   5.00         7/01/2026           4,307
   11,000   Clark County                                         5.13         7/01/2034          11,461
    5,000   Clark County (INS)                                   5.25         7/01/2039           5,307
   12,410   Clark County EDC                                     5.00         5/15/2029          12,755
   10,420   Truckee Meadows Water Auth. (INS)                    4.88         7/01/2034          10,626
                                                                                             ----------
                                                                                                 44,456
                                                                                             ----------
            NEW JERSEY (2.1%)
    3,000   Camden County Improvement Auth.                      5.75         2/15/2034           2,987
    5,000   EDA                                                  5.50         6/15/2024           5,033
    6,000   EDA                                                  5.00         9/01/2024           6,733
    6,000   EDA                                                  5.75         6/15/2029           6,177
    2,150   EDA                                                  5.50         6/15/2031           2,195
   11,500   Health Care Facilities Financing Auth.               5.00         7/01/2029          11,427
   15,000   Health Care Facilities Financing Auth.               5.63         7/01/2032          15,411
                                                                                             ----------
                                                                                                 49,963
                                                                                             ----------

================================================================================

5  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON             FINAL           VALUE
(000)       SECURITY                                             RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------
            NEW MEXICO (1.5%)
$  32,380   Farmington                                           4.88%        4/01/2033      $   30,070
    5,000   Farmington                                           5.90         6/01/2040           5,128
                                                                                             ----------
                                                                                                 35,198
                                                                                             ----------
            NEW YORK (3.5%)
    2,040   Buffalo and Erie County Industrial Land Dev. Corp.   5.38        10/01/2041           2,160
   21,485   Dormitory Auth.                                      6.00         8/15/2016          23,934
    2,160   Dormitory Auth.                                      5.25         7/01/2024           2,295
    2,250   Dormitory Auth.                                      5.25         7/01/2029           2,301
   16,130   Liberty Dev. Corp.                                   5.25        10/01/2035          16,606
    2,000   Long Island Power Auth.                              5.75         4/01/2039           2,235
        5   New York City                                        5.30        12/01/2018               5
    5,025   New York City                                        5.88         8/01/2019           5,168
       80   New York City (PRE)                                  5.88         8/01/2019              83
    5,000   New York City                                        5.13        12/01/2028           5,648
    1,500   New York City Municipal Water Finance Auth.          5.00         6/15/2037           1,596
    7,500   New York City Transitional Finance Auth.             5.00         1/15/2034           7,934
   10,000   Triborough Bridge and Tunnel Auth.                   5.00        11/15/2031          10,760
    2,000   Troy Capital Resource Corp.                          5.00         9/01/2030           2,089
                                                                                             ----------
                                                                                                 82,814
                                                                                             ----------
            NORTH CAROLINA (1.2%)
   10,000   Capital Facilities Finance Agency                    4.63        11/01/2040          10,210
    3,750   Charlotte-Mecklenberg Hospital Auth.                 5.25         1/15/2034           3,931
    5,000   Columbus County Industrial Facilities & Pollution
              Control Financing Auth.                            6.25        11/01/2033           5,347
    5,250   State Medical Care Commission                        5.00         7/01/2033           5,132
    4,000   Wake County Industrial Facilities and Pollution
              Control Financing Auth.                            5.38         2/01/2017           4,055
                                                                                             ----------
                                                                                                 28,675
                                                                                             ----------
            NORTH DAKOTA (0.3%)
    4,685   Fargo                                                6.25        11/01/2031           5,289
    2,500   McLean County                                        4.88         7/01/2026           2,638
                                                                                             ----------
                                                                                                  7,927
                                                                                             ----------
            OHIO (1.7%)
    6,000   Air Quality Dev. Auth.                               5.70         8/01/2020           6,679
   20,000   Buckeye Tobacco Settlement Financing Auth.           5.88         6/01/2030          14,850
   10,000   Buckeye Tobacco Settlement Financing Auth.           5.75         6/01/2034           7,253
    4,640   Higher Education Facility Commission (INS)           5.00         5/01/2036           4,044
    2,000   Lake County                                          5.63         8/15/2029           2,041
    6,325   Lorain County                                        5.25         2/01/2021           6,330
                                                                                             ----------
                                                                                                 41,197
                                                                                             ----------
            OKLAHOMA (2.4%)
   14,705   Chickasaw Nation (c)                                 6.00        12/01/2025          16,485
   13,125   Chickasaw Nation (c)                                 6.25        12/01/2032          14,555
    4,500   Municipal Power Auth. (INS)                          4.50         1/01/2047           4,555
    7,500   Norman Regional Hospital Auth. (INS)                 5.50         9/01/2023           7,206
    3,100   Norman Regional Hospital Auth.                       5.38         9/01/2029           2,900
    8,695   Norman Regional Hospital Auth.                       5.38         9/01/2036           7,846
    2,675   Tulsa Industrial Auth.                               5.00        10/01/2037           2,753
                                                                                             ----------
                                                                                                 56,300
                                                                                             ----------

================================================================================

                                                  Portfolio of Investments |   6

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON             FINAL           VALUE
(000)       SECURITY                                             RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------
            OREGON (0.1%)
$   1,765   Keizer                                               5.20%        6/01/2031      $    1,867
                                                                                             ----------
            PENNSYLVANIA (0.9%)
      750   Allegheny County Higher Education Building Auth.     5.50         3/01/2031             814
    1,080   Allegheny County IDA                                 5.13         9/01/2031             990
    4,000   Allegheny County Sanitary Auth. (INS)                5.00         6/01/2040           4,274
    7,000   Economic Development Financing Auth.                 4.00        10/01/2023           7,189
    1,870   Erie Parking Auth. (INS)                             5.13         9/01/2032           2,061
    2,295   Erie Parking Auth. (INS)                             5.20         9/01/2035           2,513
    3,200   Washington County IDA                                5.00        11/01/2036           3,318
                                                                                             ----------
                                                                                                 21,159
                                                                                             ----------
            RHODE ISLAND (1.2%)
    5,700   EDC (INS)                                            5.00         7/01/2031           5,751
   12,185   EDC (INS)                                            5.00         7/01/2036          12,075
      975   Housing and Mortgage Finance Corp.                   6.85        10/01/2024             977
    9,950   Housing and Mortgage Finance Corp.                   4.85         4/01/2033          10,032
                                                                                             ----------
                                                                                                 28,835
                                                                                             ----------
            SOUTH CAROLINA (2.2%)
    5,000   Georgetown County                                    5.70         4/01/2014           5,393
    2,250   Greenwood County                                     5.38        10/01/2039           2,323
    3,750   Jobs EDA (INS)                                       5.38         2/01/2026           3,750
   12,580   Jobs EDA (PRE)                                       6.00        11/15/2026          13,213
   12,420   Jobs EDA                                             6.00        11/15/2026          12,512
   10,000   Jobs EDA (INS)                                       4.60         4/01/2027           9,328
    5,200   Tobacco Settlement Revenue Management Auth.          5.00         6/01/2018           5,206
                                                                                             ----------
                                                                                                 51,725
                                                                                             ----------
            SOUTH DAKOTA (0.3%)
    2,500   Health and Educational Facilities Auth.              5.25        11/01/2027           2,561
    2,500   Health and Educational Facilities Auth.              5.25        11/01/2029           2,666
    3,000   Health and Educational Facilities Auth.              5.25         7/01/2038           3,084
                                                                                             ----------
                                                                                                  8,311
                                                                                             ----------
            TENNESSEE (1.6%)
    4,240   Jackson                                              5.50         4/01/2033           4,444
    3,000   Johnson City Health and Educational Facilities
              Board                                              5.50         7/01/2031           3,066
    5,000   Johnson City Health and Educational Facilities
              Board                                              5.50         7/01/2036           5,021
    9,395   Shelby County (PRE)                                  6.38         9/01/2019           9,778
    5,605   Shelby County (PRE)                                  6.38         9/01/2019           5,834
   11,075   Sullivan County Health Educational & Housing
              Facilities Board                                   5.25         9/01/2036          10,991
                                                                                             ----------
                                                                                                 39,134
                                                                                             ----------
            TEXAS (20.1%)
   19,500   Bell County Health Facilities Dev. Corp. (ETM)       6.50         7/01/2019          24,691
    1,520   Bexar County                                         5.00         7/01/2033           1,457
    1,795   Bexar County                                         5.00         7/01/2037           1,683
    6,000   Central Texas Regional Mobility Auth.                5.75         1/01/2031           6,111
    5,000   Cypress-Fairbanks ISD (NBGA)                         5.00         2/15/2035           5,360
   12,100   Denton ISD (NBGA)                                    5.16 (b)     8/15/2028           5,448
   13,885   Denton ISD (NBGA)                                    5.18 (b)     8/15/2029           5,887
   11,220   Denton ISD (NBGA)                                    5.20 (b)     8/15/2030           4,486

================================================================================

7  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON             FINAL           VALUE
(000)       SECURITY                                             RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------
$  15,645   Denton ISD (NBGA)                                    5.22% (b)    8/15/2031      $    5,896
    5,000   Duncanville ISD (NBGA)                               4.63         2/15/2029           5,221
    2,240   Eagle Mountain-Saginaw ISD (NBGA)                    4.50         8/15/2033           2,296
    9,155   Ennis ISD (NBGA)                                     4.70 (b)     8/15/2034           3,108
    9,155   Ennis ISD (NBGA)                                     4.71 (b)     8/15/2035           2,942
    9,000   Fort Worth                                           6.00         3/01/2029          10,002
    8,085   Fort Worth                                           6.25         3/01/2033           8,925
    4,020   Guadalupe-Blanco River Auth. (INS)                   5.00         5/15/2039           4,139
    3,000   Harlandale ISD (NBGA)                                4.75         8/15/2036           3,106
   20,100   Harris County (PRE)                                  4.75        10/01/2031          23,523
    4,900   Harris County                                        4.75        10/01/2031           5,149
    4,000   Harris County Education Facilities Finance Corp.     5.25        10/01/2029           4,332
    1,500   Harris County Health Facilities Dev. Corp.           7.25        12/01/2035           1,724
    7,000   Harris County IDC                                    5.00         2/01/2023           7,543
    2,660   Hopkins County Hospital District                     5.75         2/15/2028           2,611
    2,000   Hopkins County Hospital District                     6.00         2/15/2033           1,928
    2,255   Hopkins County Hospital District                     6.00         2/15/2038           2,144
   12,500   Houston Airport System                               5.50         7/01/2034          13,531
   22,000   Houston ISD (NBGA)                                   5.00         2/15/2033          23,477
    5,000   Irving ISD (NBGA)                                    5.38 (b)     2/15/2028           2,257
   22,000   Judson ISD (NBGA)                                    4.50         2/01/2035          22,588
    7,750   Kerrville Health Facilities Dev. Corp.               5.38         8/15/2035           7,498
    3,000   Laredo CCD (INS)                                     5.25         8/01/2035           3,226
    2,350   Lower Colorado River Auth. (INS) (PRE)               5.00         5/15/2031           2,390
   10,350   Lower Colorado River Auth. (INS)                     5.00         5/15/2031          10,389
    5,300   Matagorda County                                     6.30        11/01/2029           5,899
    4,235   Mesquite Health Facilities Dev. Corp.                5.63         2/15/2035           4,104
      820   Midlothian Dev. Auth.                                5.13        11/15/2026             760
    7,900   Midlothian ISD (NBGA) (PRE)                          5.00         2/15/2034           7,948
    1,275   Midlothian ISD (NBGA) (PRE)                          5.00         2/15/2034           1,277
    5,000   North Fort Bend Water Auth.                           5.00        12/15/2036           5,213
   11,500   North Central Health Facilities Dev. Corp. (INS)     5.25         8/15/2022          11,776
    3,000   North Texas Tollway Auth.                            5.63         1/01/2028           3,292
    5,000   North Texas Tollway Auth.                            5.63         1/01/2033           5,360
   15,000   North Texas Tollway Auth.                            5.63         1/01/2033          16,078
   15,000   North Texas Tollway Auth.                            5.75         1/01/2033          15,957
    3,000   North Texas Tollway Auth.                            7.55 (b)     9/01/2037             619
   12,500   North Texas Tollway Auth.                            5.75         1/01/2040          13,304
    9,960   Port of Corpus Christi IDC                           5.45         4/01/2027           9,629
    5,490   Red River Education Finance Corp.                    4.38         3/15/2027           5,677
    1,000   San Leanna Education Facilities Corp.                5.13         6/01/2026           1,035
    1,815   San Leanna Education Facilities Corp.                5.13         6/01/2027           1,869
    6,025   San Leanna Education Facilities Corp.                4.75         6/01/2032           5,807
    2,395   San Leanna Education Facilities Corp.                5.13         6/01/2036           2,352
    7,205   Schertz - Cibolo - Universal City ISD (NBGA)         5.09 (b)     2/01/2033           2,535
    6,200   Schertz - Cibolo - Universal City ISD (NBGA)         5.11 (b)     2/01/2035           1,961
    1,100   Tarrant County Cultural Education Facilities
              Finance Corp.                                      6.00        11/15/2026           1,111
    6,315   Tarrant County Cultural Education Facilities
              Finance Corp.                                      5.63        11/15/2027           6,119
    4,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                      6.00        11/15/2036           3,939
   13,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                      5.13         5/15/2037          11,658
    4,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                      5.75        11/15/2037           3,730
    5,000   Transportation Commission                            4.50         4/01/2033           5,190
    4,595   Tyler Health Facilities Dev. Corp. (PRE)             5.75         7/01/2027           4,945
   22,000   Tyler Health Facilities Dev. Corp.                   5.25        11/01/2032          20,980
   10,000   Tyler Health Facilities Dev. Corp.                   5.00         7/01/2033           9,813
    8,585   Tyler Health Facilities Dev. Corp. (PRE)             5.75         7/01/2033           9,238
    5,000   Tyler Health Facilities Dev. Corp.                   5.38        11/01/2037           4,736
    1,000   Uptown Dev. Auth.                                    5.50         9/01/2029           1,044
   22,220   Veterans' Land Board                                 6.25         8/01/2035          22,746
    3,000   Weatherford ISD (NBGA)                               4.83 (b)     2/15/2027           1,507

================================================================================

                                                  Portfolio of Investments |   8

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                          COUPON            FINAL           VALUE
(000)       SECURITY                                              RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
$   2,500   Weatherford ISD (NBGA)                               4.84% (b)    2/15/2028      $    1,190
    3,105   Weatherford ISD (NBGA)                               5.45         2/15/2030           3,184
    6,360   West Harris County Regional Water Auth. (INS)        4.70        12/15/2030           6,563
                                                                                             ----------
                                                                                                475,213
                                                                                             ----------
            VIRGINIA (2.0%)
   11,280   College Building Auth.                               5.00         6/01/2026          11,377
    5,000   College Building Auth.                               5.00         6/01/2029           4,897
      880   College Building Auth. (PRE)                         5.00         6/01/2036           1,036
    3,120   College Building Auth.                               5.00         6/01/2036           2,988
    1,476   Farms of New Kent Community Dev. Auth. (f)           5.13         3/01/2036             848
    8,665   Farms of New Kent Community Dev. Auth. (f)           5.45         3/01/2036           4,976
    2,000   Farms of New Kent Community Dev. Auth. (f)           5.80         3/01/2036           1,148
    1,300   Lewistown Commerce Center Community Dev.
              Auth., acquired 10/12/2007;
              cost $5,000 (c),(d),(f)                            5.75         3/01/2019           1,096
   10,875   Lewistown Commerce Center Community Dev.
              Auth., acquired 10/12/2007;
              cost $10,875 (c),(d),(f)                           6.05         3/01/2027           8,248
    4,467   Peninsula Town Center Community Dev. Auth.           6.45         9/01/2037           4,181
    5,000   Small Business Financing Auth.                       5.25         9/01/2037           4,913
    2,917   Watkins Centre Community Dev. Auth.                  5.40         3/01/2020           2,962
                                                                                             ----------
                                                                                                 48,670
                                                                                             ----------
            WASHINGTON (0.6%)
   13,030   Health Care Facilities Auth. (INS)                   4.75        12/01/2031          11,981
    2,500   Health Care Facilities Auth. (INS)                   6.00         8/15/2039           2,750
                                                                                             ----------
                                                                                                 14,731
                                                                                             ----------
            WEST VIRGINIA (0.3%)
    2,000   EDA                                                  5.38        12/01/2038           2,085
    2,500   West Virginia Univ. Board of Governors (INS)         5.00        10/01/2027           2,668
    2,500   West Virginia Univ. Board of Governors (INS)         5.00        10/01/2028           2,675
                                                                                             ----------
                                                                                                  7,428
                                                                                             ----------
            WISCONSIN (0.8%)
      635   Health & Educational Facilities Auth.                5.38        10/01/2021             643
    5,000   Health & Educational Facilities Auth.                5.75        11/15/2030           5,449
   10,600   Health & Educational Facilities Auth.                5.38         2/15/2034          10,634
    2,500   Health & Educational Facilities Auth.                5.38         8/15/2037           2,615
                                                                                             ----------
                                                                                                 19,341
                                                                                             ----------
            WYOMING (0.5%)
    2,360   Municipal Power Agency                               5.50         1/01/2033           2,540
    2,300   Municipal Power Agency                               5.50         1/01/2038           2,458
    6,000   Sweetwater County                                    5.25         7/15/2026           6,650
                                                                                             ----------
                                                                                                 11,648
                                                                                             ----------
            Total Fixed-Rate Instruments (cost: $2,142,711)                                   2,154,381
                                                                                             ----------
            PUT BONDS (1.0%)

            ARIZONA (0.6%)
   12,500   Maricopa County                                      6.00         5/01/2029          13,642
                                                                                             ----------
            INDIANA (0.4%)
    9,000   Rockport                                             6.25         6/01/2025           9,931
                                                                                             ----------
            Total Put Bonds (cost: $21,500)                                                      23,573
                                                                                             ----------

================================================================================

9  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON             FINAL           VALUE
(000)       SECURITY                                             RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (6.8%)
            CALIFORNIA (3.1%)
$   5,900   Hacienda La Puente USD (LIQ)(LOC - Dexia
              Credit Local) (c)                                  2.54%        8/01/2024      $    5,900
   10,700   Irvine (LOC - KBC Bank, N.V.)                        0.81         9/02/2024          10,700
    3,200   Irvine Reassessment District No. 04-20
              (LOC - KBC Bank, N.V.)                             0.81         9/02/2050           3,200
    3,790   Sacramento County Sanitation Districts
              Financing Auth. (LIQ)(LOC - Dexia Credit
              Local) (c)                                         2.34        12/01/2023           3,790
   25,420   State (LIQ)(LOC - Dexia Credit Local) (c)            2.50         2/01/2025          25,420
   12,200   State (LIQ)(LOC - Dexia Credit Local) (c)            2.25         8/01/2027          12,200
   12,900   Victorville Joint Powers Financing Auth.
              (LOC - BNP Paribas)                                2.95         5/01/2040          12,900
                                                                                             ----------
                                                                                                 74,110
                                                                                             ----------
            FLORIDA (0.5%)
   11,000   Univ. Athletic Association, Inc.
              (LOC - SunTrust Bank)                              1.00        10/01/2031          11,000
                                                                                             ----------
            ILLINOIS (1.0%)
   22,730   State (LIQ)                                          3.00        10/01/2033          22,730
                                                                                             ----------
            NEW JERSEY (0.6%)
    4,495   EDA (LIQ)(LOC - Dexia Credit Local) (c)              2.50         9/01/2022           4,495
   10,000   State Turnpike Auth. (LOC - Societe Generale)        1.85         1/01/2018          10,000
                                                                                             ----------
                                                                                                 14,495
                                                                                             ----------
            NEW YORK (0.1%)
    2,600   Urban Dev. Corp. (LIQ)(LOC - Dexia Credit
              Local) (c)                                         2.30         3/15/2024           2,600
                                                                                             ----------
            NORTH CAROLINA (0.1%)
    3,600   Person County Industrial Facilities and Pollution
              Control Financing Auth. (LOC - Credit
              Industriel et Commercial S.A.)                     2.40        11/01/2035           3,600
                                                                                             ----------
            PENNSYLVANIA (0.4%)
    9,900   Delaware Valley Regional Finance Auth.
              (LOC - Bayerische Landesbank)                      1.25        12/01/2020           9,900
                                                                                             ----------
            PUERTO RICO (0.7%)
   16,900   Electric Power Auth. (LIQ)
              (LOC - Dexia Credit Local) (c)                     2.25         7/01/2026          16,900
                                                                                             ----------
            WASHINGTON (0.3%)
    6,000   Housing Finance Commission
              (LOC - HSH Nordbank A.G.)                          1.75         3/01/2036           6,000
                                                                                             ----------
            Total Variable-Rate Demand Notes (cost: $161,335)                                   161,335
                                                                                             ----------

            TOTAL INVESTMENTS (COST: $2,325,546)                                             $2,339,289
                                                                                             ==========

================================================================================

                                                 Portfolio of Investments |   10

================================================================================

($ IN 000s)
                                                     VALUATION HIERARCHY
                                                     -------------------
                                         (LEVEL 1)
                                       QUOTED PRICES      (LEVEL 2)
                                         IN ACTIVE          OTHER         (LEVEL 3)
                                          MARKETS        SIGNIFICANT     SIGNIFICANT
                                       FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                     ASSETS           INPUTS          INPUTS                TOTAL
-------------------------------------------------------------------------------------------------------
  FIXED-RATE INSTRUMENTS               $          --     $ 2,154,381     $         --     $   2,154,381
  PUT BONDS                                       --          23,573               --            23,573
  VARIABLE-RATE DEMAND NOTES                      --         161,335               --           161,335
-------------------------------------------------------------------------------------------------------
Total                                  $          --     $ 2,339,289     $         --     $   2,339,289
-------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                    FIXED-RATE INSTRUMENTS
------------------------------------------------------------------------------------------
Balance as of March 31, 2011                                                      $  6,978
Purchases                                                                                -
Sales                                                                                    -
Transfers into Level 3                                                                   -
Transfers out of Level 3                                                           (6,978)
Net realized gain (loss)                                                                 -
Change in net unrealized appreciation/depreciation                                       -
------------------------------------------------------------------------------------------
Balance as of December 31, 2011                                                   $      -
------------------------------------------------------------------------------------------

For the period of April 1, 2011, through December 31, 2011, fixed-rate instruments with a value of $9,205,000 were transferred from Level 3 to Level 2 as market quotations from the pricing service became available. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

11  | USAA Tax Exempt Long-Term Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is scheduled to occur on or about January 1, 2012.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

================================================================================

12  | USAA Tax Exempt Long-Term Fund

================================================================================

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note A1.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2011, were $108,808,000 and $95,065,000, respectively, resulting in net unrealized appreciation of $13,743,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,369,095,000 at December 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

================================================================================

                                         Notes to Portfolio of Investments |  13

================================================================================

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at December 31, 2011, was $43,909,000, which represented 1.9% of the Fund's net assets.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) Security was fair valued at December 31, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

================================================================================

14 | USAA Tax Exempt Long-Term Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.













SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended DECEMBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    02/27/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/27/2012
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/27/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.